Production costs by nature - Disclosure of expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Production Costs By Nature [Line Items]
Raw materials and consumables	$ 0	$ (30,401)
Salary and employee benefits	0	(12,782)
Contractors (net of deferred stripping costs)	0	(47,929)
Change in stockpile, gold-in-process and gold dore inventories	0	15,934
Insurance, government fees, permits and other	0	(3,473)
Share-based payments	$ 0	(357)
Total production costs		$ (79,008)